Form N-1A Supplement	Jun. 22, 2026
Invesco Solar ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED JUNE 22, 2026 TO THE PROSPECTUSES DATED DECEMBER 19, 2025 OF:
Invesco Solar ETF (TAN)
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The Fund seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Underlying Index”). S&P Dow Jones Indices LLC, the parent company of the Underlying Index’s administrator, S&P DJI Netherlands B.V. (collectively, “S&P DJI”), has announced certain changes to the Underlying Index’s methodology, which will take effect on June 23, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: